Share-based complesation plans - Share options number and weighted average price (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2018 CAD ($) shares yr	Dec. 31, 2017 CAD ($) shares
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
Beginning of year	8,324,666	8,020,311
Options granted	1,473,430	1,373,040
Options forfeited	(315,340)	(564,423)
Options expired	(661,951)	(504,052)
Options exercised	0	(210)
End of year	8,820,805	8,324,666
Weighted average exercisable price - beginning of year | $	$ 22.19	$ 23.61
Weighted average exercisable price for options granted | $	11.32	14.7
Weighted average exercisable price for options forfeited | $	25.43	26.49
Weighted average exercisable price for options expired | $	28.9	19.5
Weighted average exercise price for options exercised | $	0	19.37
Weighted average exercisable price - end of year | $	$ 19.75	$ 22.19
Exercisable			6,007,557	5,809,077
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options	8,324,666	8,324,666	8,820,805	8,324,666
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement | $	$ 19.75	$ 23.61	$ 19.75	$ 22.19
Number Of Share Options Exercisable In Sharebased Payment Arrangement			6,007,557	5,809,077
Options exercisable - Weighted average exercisable price | $			$ 22.83	$ 24.95
$11.32 - 17.84 [member]
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
End of year	4,119,810
Weighted average exercisable price - end of year | $	$ 14.01
Exercisable			1,306,562
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options	4,119,810		4,119,810
Options outstanding - Weighted average remaining life | yr			5.8
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement | $	$ 14.01		$ 14.01
Number Of Share Options Exercisable In Sharebased Payment Arrangement			1,306,562
Options exercisable - Weighted average exercisable price | $			$ 15.79
$17.85 - 39.53 [member]
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
End of year	4,700,995
Weighted average exercisable price - end of year | $	$ 24.79
Exercisable			4,700,995
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options	4,700,995		4,700,995
Options outstanding - Weighted average remaining life | yr			2
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement | $	$ 24.79		$ 24.79
Number Of Share Options Exercisable In Sharebased Payment Arrangement			4,700,995
Options exercisable - Weighted average exercisable price | $			$ 24.79